Standards Issued but Not Yet Effective	12 Months Ended
Jun. 30, 2018
Disclosure of standards issued but not yet effective [abstract]
Standards Issued but Not Yet Effective
5.	Standards Issued but Not Yet Effective

Certain new standards, interpretations, amendments and improvements to existing standards were issued by the IASB or IFRIC, that are mandatory for accounting periods on after July 1, 2018. Many are not applicable or do not have a significant impact on the Company and have been excluded from the summary below.

IFRS 9 Financial Instruments

This standard and its consequential amendments have replaced IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 uses a single approach to determine whether a financial asset is measured at amortized cost or fair value, replacing the multiple rules in IAS 39. The approach in IFRS 9 is based on how an entity manages its financial instruments in the context of its business model and the contractual cash flow characteristics of the financial assets. Most of the requirements in IAS 39 for classification and measurement of financial liabilities were carried forward unchanged to IFRS 9, except that an entity choosing to measure a financial liability at fair value will present the portion of any change in its fair value due to changes in the entity’s own credit risk in other comprehensive income, rather than within profit or loss. The new standard also requires a single impairment method to be used, replacing the multiple impairment methods in IAS 39.

IFRS 9 is effective for the Company’s fiscal year beginning July 1, 2018. Due to the nature of the Company’s financial instruments, i.e. cash being the only financial asset and the loan from a related party and other accounts payable being the only financial liabilities, the adoption of the standard will not have any impact on the Company’s financial statements, with the exception of disclosure.

IFRS 16, Leases

This standard and its consequential amendments have replaced IAS 17 – Leases and its associated interpretative guidance. IFRS 16 applies a control model to the identification of leases, distinguishing between a lease and a service contract on the basis of whether the customer controls the asset being leased. For those assets determined to meet the definition of a lease, IFRS 16 introduces significant changes to the accounting by lessees, introducing a single, on-balance sheet accounting model that is similar to current finance lease accounting, with limited exceptions for short-term leases or leases of low value assets. Lessor accounting remains similar to current accounting practice. IFRS 16 is effective for annual periods beginning on or after January 1, 2019. The Company will apply the standard from 1 July 2019.

IFRIC 23, Uncertainty over Income Tax Treatment

The interpretation addresses the accounting for income taxes when tax treatments involve uncertainty. It specifically addresses the following:

  Whether an entity considers uncertain tax treatments separately;

  The assumptions an entity makes about the examination of tax treatments by taxation authorities;

  How an entity determines taxable profit or loss, tax bases, unused tax losses, unused tax credits, and tax rates; and

  How an entity considers changes in facts and circumstances.

  An entity has to determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after 1 January 2019. The Company will apply the interpretation from 1 July 2019.